Organization and Business Description	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

HUHUTECH International Group Inc. (“HUHUTECH” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on July 8, 2021. HUHUTECH, through its wholly-owned subsidiaries is a professional system integration provider to design and implement integrated facility management systems and industrial automation monitoring systems mainly for the optoelectronic, semiconductor, telecom and logistic industries in the People’s Republic of China (“China” or “PRC”), Japan, United States and Singapore.

Reorganization

A Reorganization of the legal structure was completed on January 14, 2022. The Reorganization involved the incorporations of HUHUTECH International Group Inc., a Cayman Islands holding company; HUHUTECH (HK) Limited (“HUHU HK”), a holding company established in Hong Kong, PRC; Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”), a company established in the PRC; and the transfer of Jiangsu Huhu Electromechanical Technology Co., Ltd (“HUHU China”), a company established in the PRC, to WFOE.

Before and after the Reorganization, the Company, together with its subsidiaries, are effectively controlled by the same shareholder, who is the Chief Executive Officer (“CEO”) and the Chairman of the Board of Directors of the Company, therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Details of the subsidiaries of the Company as of December 31, 2025 are set out below:

Name of Entity	Date of Incorporation/Acquisition	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
HUHUTECH (HK) Limited (“HUHU HK”)	July 28, 2021	Hong Kong, PRC	100% by HUHUTECH	Investment holding
Wuxi-Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”)	December 10, 2021	PRC	100% by HUHU HK	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”)	August 20, 2015	PRC	100% by WFOE	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”)	April 25, 2022	JAPAN	100% by HUHUTECH	System integration and engineering services
Aspirational Technology Co. (“HUHU USA”)	January 30, 2025	USA	100% by HUHUTECH	System integration and engineering services
Huhu Technologies Deutschland GmbH (HUHU “Deutschland”)*	May 7, 2025	Germany	100% by HUHUTECH	System integration and engineering services
Huhu Technology Singapore Pte. Ltd (HUHU “Singapore”)	August 6, 2025	SINGAPORE	100% by HUHUTECH	System integration and engineering services

*	The Company arranged the establishment of Huhu Deutschland with an employee as a nominee shareholder and legal representative. On March 7, 2025, the Company acquired the 100% equity interest in Huhu Deutschland from the employee for a consideration of €25,000, equivalent to the initial capital. Before the acquisition, HUHU Deutschland had no operation and did not meet the definition of a “business”. Given the fact that the Company effectively controls Huhu Deutschland since its inception, the Company believes the above restructure shall be accounted for under common control in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”), ASC805-50-25-2 and ASC 805-50-45.